Financial Statement Components - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Depreciation and amortization	$ 8,980	$ 6,191	$ 3,546